Income Taxes - Components of Income Tax Expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ 65,255	$ 10,001	¥ 129,164	¥ 123,887
Deferred income tax benefit	(41,979)	(6,434)	(77,312)	(45,086)
Income tax expense	¥ 23,276	$ 3,567	¥ 51,852	¥ 78,801